Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000944148
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	CBIZ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-32961
Entity Tax Identification Number	22-2769024
Entity Address, Address Line One	5959 Rockside Woods Blvd. N.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Independence
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	216
Local Phone Number	447-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CBZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false